Available-for-sale Financial Assets - Summary of Available-for-sale Financial Assets (Detail) $ in Millions, $ in Millions	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Disclosure of financial assets [line items]
Financial assets available-for-sale	$ 98,248.5		$ 71,891.3
Current portion	93,374.2	$ 3,150.3	67,788.8
Noncurrent portion	4,874.3	$ 164.5	4,102.5
Corporate bonds [member]
Disclosure of financial assets [line items]
Financial assets available-for-sale	40,165.2		29,999.5
Agency bonds/Agency mortgage-backed securities [member]
Disclosure of financial assets [line items]
Financial assets available-for-sale	29,235.4		14,880.5
Asset-backed securities [Member]
Disclosure of financial assets [line items]
Financial assets available-for-sale	13,459.5		11,254.7
Government bonds [member]
Disclosure of financial assets [line items]
Financial assets available-for-sale	7,817.7		8,457.4
Publicly traded stocks [member]
Disclosure of financial assets [line items]
Financial assets available-for-sale	2,548.1		3,196.7
Non-publicly traded stocks [member]
Disclosure of financial assets [line items]
Financial assets available-for-sale	2,532.3		2,944.9
Mutual funds [member]
Disclosure of financial assets [line items]
Financial assets available-for-sale	2,342.0		$ 1,157.6
Commercial paper [member]
Disclosure of financial assets [line items]
Financial assets available-for-sale	$ 148.3